Significant Accounting Policies - Summary of Expected Impact on Initial Application of IFRS 9 (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of initial application of standards or interpretations [line items]
Hedge reserve	₨ (45,081.1)	$ (691.7)	₨ (213,038.1)	₨ (84,860.0)
Increase (decrease) due to application of IFRS 9 [Member]
Disclosure of initial application of standards or interpretations [line items]
Retained Earnings	(1,432.4)		(82.0)	3,179.0
Hedge reserve	7,088.9		8,490.6	837.6
Cost of hedge reserve	₨ (5,656.5)		₨ (8,408.6)	₨ (4,016.6)